OTHER LONG-TERM LIABILITY (Details Narrative)	Dec. 31, 2025 USD ($)	Mar. 18, 2025 USD ($)	Mar. 18, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Other Long-term Liability
Principal loan	$ 1,047,247	$ 2,144,971	¥ 15,000,000	$ 3,376,519